PARTICIPANT CONTRIBUTIONS TRANSFERRED LATE TO PLAN (Details) - EBP 004 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Late remittance	$ 0	$ 428,000
Lost earnings		$ 1,000